Accounts Receivable (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Receivables [Abstract]
Accounts receivable	$ 751	¥ 4,887		¥ 4,286
Allowance for doubtful accounts	(48)	(316)	$ (27)	(177)	¥ (190)	¥ (94)
Accounts receivable, net	$ 703	¥ 4,571		¥ 4,109